Note 15 - Trade and Other Receivables - Components of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Bullion sales receivable	$ 3,844	$ 5,403
VAT receivables	3,612	4,259
Deposits for stores, equipment and other receivables	426	290
Trade and other current receivables	$ 7,882	$ 9,952